Consolidated Statements Of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity Parentheticals
Dividend per share paid	$ 0.05	$ 0.20	$ 0.20